Intangible assets - Sensitivity to change in key assumptions (Details) £ in Millions	12 Months Ended
Jun. 30, 2020 GBP (£)
India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	£ 3,444
Bagpiper brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	94
Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	166
McDowell's No. 1 brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	1,179
Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	164
Bell's Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	225
Headroom | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	0
Headroom | Bagpiper brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	0
Headroom | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	8
Headroom | McDowell's No. 1 brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	29
Headroom | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	0
Headroom | Bell's Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	£ 12
1ppt increase in discount rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	1.00%
1ppt increase in discount rate | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ (242)
1ppt increase in discount rate | Bagpiper brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(11)
1ppt increase in discount rate | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(15)
1ppt increase in discount rate | McDowell's No. 1 brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(121)
1ppt increase in discount rate | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	0
1ppt increase in discount rate | Bell's Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ (11)
2ppt decrease in annual growth rate in forecast period 2021-2029
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	2.00%
2ppt decrease in annual growth rate in forecast period 2021-2029 | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ (235)
2ppt decrease in annual growth rate in forecast period 2021-2029 | Bagpiper brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(16)
2ppt decrease in annual growth rate in forecast period 2021-2029 | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(18)
2ppt decrease in annual growth rate in forecast period 2021-2029 | McDowell's No. 1 brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(173)
2ppt decrease in annual growth rate in forecast period 2021-2029 | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	0
2ppt decrease in annual growth rate in forecast period 2021-2029 | Bell's Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	0
0.5 - 1ppt reduction in the rate of price increase | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(297)
0.5 - 1ppt reduction in the rate of price increase | Bagpiper brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(19)
0.5 - 1ppt reduction in the rate of price increase | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(13)
0.5 - 1ppt reduction in the rate of price increase | McDowell's No. 1 brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(216)
0.5 - 1ppt reduction in the rate of price increase | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	0
0.5 - 1ppt reduction in the rate of price increase | Bell's Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	0
COVID-19 Scenario | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(396)
COVID-19 Scenario | Bagpiper brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(17)
COVID-19 Scenario | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(25)
COVID-19 Scenario | McDowell's No. 1 brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(234)
COVID-19 Scenario | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(30)
COVID-19 Scenario | Bell's Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ 0
Minimum | 0.5 - 1ppt reduction in the rate of price increase
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	0.50%
Maximum | 0.5 - 1ppt reduction in the rate of price increase
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	1.00%